Note 7 - Risk Management -Liquidity Risk - Collateral received (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value Of Encumbered Collateral Received Member [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	€ 23,881	€ 19,921
Fair Value Of Collateral Received Member [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	9,630	10,039
Notional Amount Of Collateral Received Member [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	201	173
Debt Securities [Member] | Fair Value Of Encumbered Collateral Received Member [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	23,715	19,863
Debt Securities [Member] | Fair Value Of Collateral Received Member [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	9,619	8,230
Debt Securities [Member] | Notional Amount Of Collateral Received Member [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	121	28
Equity instruments [Member] | Fair Value Of Encumbered Collateral Received Member [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	103	58
Equity instruments [Member] | Fair Value Of Collateral Received Member [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	5	59
Equity instruments [Member] | Notional Amount Of Collateral Received Member [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	0	0
Loans And Receivables And Other Assets [Member] | Fair Value Of Encumbered Collateral Received Member [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	63	0
Loans And Receivables And Other Assets [Member] | Fair Value Of Collateral Received Member [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	6	1,750
Loans And Receivables And Other Assets [Member] | Notional Amount Of Collateral Received Member [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	80	144
Own Debt Issued Other Than Own Covered Bonds Member [Member] | Fair Value Of Encumbered Collateral Received Member [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	3	5
Own Debt Issued Other Than Own Covered Bonds Member [Member] | Fair Value Of Collateral Received Member [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	161	0
Own Debt Issued Other Than Own Covered Bonds Member [Member] | Notional Amount Of Collateral Received Member [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	€ 0	€ 0